                                                    ----------------------------
                                                             OMB APPROVAL
                                                    ----------------------------
                                                    OMB Number:        3235-0006
                      UNITED STATES                 Expires:   February 28, 1997
           SECURITIES AND EXCHANGE COMMISSION       Estimated average burden
                 WASHINGTON, D.C. 20549             hours per response.... 24.60
                                                    ----------------------------
                                                             SEC USE ONLY
                        FORM 13F                    ----------------------------

                                                    ----------------------------

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year or Quarter Ended September 30, 2003.

--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: / /

CATALYST INVESTMENT MANAGEMENT CO., LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

909 MONTGOMERY STREET, SUITE 600           SAN FRANCISCO       CA         94133
--------------------------------------------------------------------------------
Business Address       (Street)              (City)          (State)       (Zip)


PAUL W. JONES                 415-677-1520        MANAGER
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit this Report.


------------------------------ATTENTION-----------------------------------------
  INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
                                  VIOLATIONS.
                   SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of San Francisco and State of California on the 20th day of September, 2003.


                                       CATALYST INVESTMENT MANAGEMENT CO., LLC
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)


                                              /s/ Paul Jones
                                      ------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                                 to Submit This Report)


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


Name:                                 13F File No.:   Name:                                 13F File No.:
------------------------------------  -------------   ------------------------------------  -------------
1.                                                    6.
------------------------------------  -------------   ------------------------------------  -------------
2.                                                    7.
------------------------------------  -------------   ------------------------------------  -------------
3.                                                    8.
------------------------------------  -------------   ------------------------------------  -------------
4.                                                    9.
------------------------------------  -------------   ------------------------------------  -------------
5.                                                    10.
------------------------------------  -------------   ------------------------------------  -------------

                                                                 SEC 1685 (5/91)
               Copyright (C) 1992. NRS Systems, Inc. (Portions of Software Only)

Conifer Securities, LLC

FORM 13F
CIMCO
30-Sep-03

                                                                                          Voting Authority
                   Title                                                                  ----------------
                     of                      Value     Shares/   Sh/    Put/    Invstmt    Other
Name of Issuer     class      CUSIP        (x$1000)   Prn Amt   Prn     Call    Dscretn   Managers   Sole   Shared     None
--------------     -----      -----        --------   -------   ---     ----    -------   --------   ----   ------     ----
3 COM CORP         COM       885535104          678    115,000   SH             Defined                     115,000
ACRES GAMING INC   COM       004936100          301     26,300   SH             Defined                      26,300
ADVANCEPCS         COM       00790K109          911     20,000   SH             Defined                      20,000
ALBERTO-CULVER
  CO CL A          COM       013068200          574     10,000   SH             Defined                      10,000
AMERICAN
 HOMEPATIENT INC   COM       026649103          953    340,400   SH             Defined                     340,400
AOL TIME WARNER
  INC              COM       02364J104        2,436    161,250   SH             Defined                     161,250
ASHANTI
  GOLDFIELDS LTD   COM       043743202          418     40,000   SH             Defined                      40,000
BAKER HUGHES INC.  COM       057224107        1,627     55,000   SH             Defined                      55,000
BAXTER INTL INC
  CONTINGENT PAY   COM       071813125            0     25,000   SH             Defined                      25,000
BAY VIEW CAPITAL
  CORP             COM       07262L101        2,735    450,570   SH             Defined                     450,570
BE AEROSPACE INC   COM       073302101          669    152,100   SH             Defined                     152,100
BIOGEN             COM       090597105          382     10,000   SH             Defined                      10,000
BOISE CASCADE
  CORPORATION      COM       097383103        6,559    237,650   SH             Defined                     237,650
BOOKHAM
  TECHNOLOGY -
  SPON ADR         COM       09856Q108           75     35,000   SH             Defined                      35,000
CARDINAL HEALTH
  INC              COM       14149Y108        1,460     25,000   SH             Defined                      25,000
COMPASS
  BANCSHARES INC   COM       20449H109        1,210     35,000   SH             Defined                      35,000
COMPUTER
  HORIZONS CORP.   COM       205908106           95     25,750   SH             Defined                      25,750
CONCORD EFS INC    COM       206197105          547     40,000   SH             Defined                      40,000
CONSECO INC PFD.   COM       208464875        2,840    115,000   SH             Defined                     115,000
DANA CORP          COM       235811106        1,199     77,700   SH             Defined                      77,700
DESCARTES
  SYSTEMS GROUP
  INC              COM       249906108          650    250,000   SH             Defined                     250,000
DREYERS GRAND
  ICE CREAM INC    COM       261878102        1,166     15,000   SH             Defined                      15,000
EQUITABLE
  RESOURCES INC    COM       294549100        1,531     37,259   SH             Defined                      37,259
FNB CORP           COM       302520101        1,621     46,973   SH             Defined                      46,973
FOX
  ENTERTAINMENT
  GROUP            COM       35138T107          280     10,000   SH             Defined                      10,000
GBC BANCORP        COM       361475106          602     15,700   SH             Defined                      15,700
GENERAL MOTORS
  CLASS H          COM       370442832        4,074    284,700   SH             Defined                     284,700
GOLD FIELDS Ltd
  NEW SPONS ADR    COM       38059T106        1,150     50,000   SH             Defined                      50,000
GREY WOLF INC      COM       397888108          426    122,400   SH             Defined                     122,400
GUCCI GROUP NV     COM       401566104        1,050     10,500   SH             Defined                      10,500
HALLIBURTON
  COMPANY          COM       406216101        2,425    100,000   SH             Defined                     100,000
HAYES LEMMERZ
  INTERNATIONAL    COM       420781304          759     50,000   SH             Defined                      50,000
HEALTHEON-WEB MD
  CORP             COM       94769M105          622     69,750   SH             Defined                      69,750
HEWLETT-PACKARD    COM       428236103        1,162     60,000   SH             Defined                      60,000
IMANAGE INC        COM       45245Y105          139     21,000   SH             Defined                      21,000
INTERACTIVECORP    COM       45840Q101        3,601    108,949   SH             Defined                     108,949
INTERGRATED
  DEFENSE
  TECHNOLOGI       COM       45819B101        1,091     65,000   SH             Defined                      65,000
INTERPHARM
  HOLDINGS INC     COM       460588106           81     20,000   SH             Defined                      20,000
ITRON INC          COM       465741106        1,333     66,416   SH             Defined                      66,416
JO-ANN STORES
  INC CL B         COM       47758P208        1,220     50,000   SH             Defined                      50,000
JOHN HANCOCK
  FINANCIAL
  SVCS.            COM       41014S106        1,014     30,000   SH             Defined                      30,000
K2 INC             COM       482732104        1,782    120,000   SH             Defined                     120,000
KFX INC            COM       48245L107        2,023    402,900   SH             Defined                     402,900
KFX INC
  (RESTRICTED)     COM       48245L917          502    100,000   SH             Defined                     100,000
LEGATO SYSTEMS
  INC.             COM       524651106          964     86,000   SH             Defined                      86,000
LOEWS CORP         COM       540424108        1,235     30,600   SH             Defined                      30,600
METRO GOLDWYN
  MAYER INC        COM       591610100          383     25,000   SH             Defined                      25,000
MICROSOFT CORP.    COM       594918104        1,389     50,000   SH             Defined                      50,000
MONY GROUP INC     COM       615337102          325     10,000   SH             Defined                      10,000
MOORE WALLACE
  INC              COM       615857109        1,659    116,800   SH             Defined                     116,800
NATL COMMERCE
  FINANCIAL CORP   COM       63545P104          891     35,800   SH             Defined                      35,800
NEUBERGER BERMAN
  INC.             COM       641234109        1,495     35,700   SH             Defined                      35,700
NEW FOCUS INC      COM       644383101          696    155,000   SH             Defined                     155,000
NEWELL CO          COM       651229106        1,734     80,000   SH             Defined                      80,000
NEWHALL LAND &
  FARMING CO       COM       651426108          593     15,000   SH             Defined                      15,000
NII HLDGS INC      COM       62913F201        3,987     66,800   SH             Defined                      66,800
NOKIA CORP
  SPONSORED ADR    COM       654902204          780     50,000   SH             Defined                      50,000
OFFICE MAX         COM       67622M108        1,171    125,000   SH             Defined                     125,000

                                                                                          Voting Authority
                   Title                                                                  ----------------
                     of                      Value     Shares/   Sh/    Put/    Invstmt    Other
Name of Issuer     class      CUSIP        (x$1000)   Prn Amt   Prn     Call    Dscretn   Managers   Sole   Shared     None
--------------     -----      -----        --------   -------   ---     ----    -------   --------   ----   ------     ----

ON SEMICONDUCTOR
  CORP             COM       682189105          247     60,323   SH             Defined                      60,323
OVERTURE SVCS INC  COM       69039R100        4,900    184,982   SH             Defined                     184,982
PEOPLESOFT INC.    COM       712713106        1,091     60,000   SH             Defined                      60,000
PFIZER,INC.        COM       717081103        2,856     94,005   SH             Defined                      94,005
PILGRIMS PRIDE
  CORP - CL A      COM       721467207          125     10,000   SH             Defined                      10,000
PIONEER NATIONAL
  RESOURCES        COM       723787107          764     30,000   SH             Defined                      30,000
PMI GROUP INC      COM       69344M101        2,362     70,000   SH             Defined                      70,000
PRACTICEWORKS
  INC              COM       739419109          774     36,050   SH             Defined                      36,050
PRICE
 COMMUNICATIONS    COM       741437305        2,405    193,948   SH             Defined                     193,948
PRIORITY
  HEALTHCARE
  CORP             COM       74264T102          719     35,000   SH             Defined                      35,000
PROGRESS FINL
  CORP             COM       743266108          682     25,000   SH             Defined                      25,000
RESOURCE
  BANKSHARES
  CORP/VA          COM       76121R104        1,311     45,001   SH             Defined                      45,001
RIGHT MGMNT
  CONSULTANTS      COM       766573109          904     50,000   SH             Defined                      50,000
ROADWAY CORP       COM       769742107        1,829     37,500   SH             Defined                      37,500
SAFECO CORP        COM       786429100          441     12,500   SH             Defined                      12,500
SPS TECHNOLOGIES
  INC              COM       784626103          900     20,000   SH             Defined                      20,000
STANDARD MOTOR
  PRODS            COM       853666105        1,377    136,381   SH             Defined                     136,381
STERLING FINL
  CORP/SPOKANE     COM       859319105        1,407     50,000   SH             Defined                      50,000
TAUBMAN CTRS INC.  COM       876664103          392     20,000   SH             Defined                      20,000
TITAN CORP         COM       888266103          417     20,000   SH             Defined                      20,000
TMBR/SHARP
  DRILLING INC     COM       97257P101          431     25,000   SH             Defined                      25,000
TRANSOCEAN INC     COM       G90078109        4,737    236,850   SH             Defined                     236,850
TRAVELERS
  PROPERTY
  CASUALTY CO      COM       89420G109        2,541    160,000   SH             Defined                     160,000
TROY FINANCIAL
  CORP             COM       897329108          641     18,308   SH             Defined                      18,308
UNITED NATIONAL
  BANCORP NJ       COM       910909100          996     30,000   SH             Defined                      30,000
UNUMPROVIDENT
  CORP             COM       91529Y106        1,907    129,100   SH             Defined                     129,100
WESTAR ENERGY
  INC              COM       95709T100        2,346    127,150   SH             Defined                     127,150
WESTFIELD
  FINANCIAL INC    COM       96008D101          554     24,800   SH             Defined                      24,800
WILLIS GROUP
  HOLDINGS LTD     COM       G96655108        1,230     40,000   SH             Defined                      40,000
XCEL ENERGY INC    COM       98389B100        1,547    100,000   SH             Defined                     100,000
XTO ENERGY INC.    COM       98385X106        1,133     53,999   SH             Defined                      53,999
ZENITH NATIONAL
  INSURANCE CP     COM       989390109        2,086     75,000   SH             Defined                      75,000
KFX INC WARRANTS
  EXP 2008                   kfx warra            0     20,000   SH             Defined                      20,000
MAGELLAN HEALTH
  SVCS RIGHTS                559079959          490     17,185   SH             Defined                      17,185
REPORT SUMMARY            92 DATA RECORDS   119,822               0       OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
